Cover	Jun. 30, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on June 30, 2026, Brand Engagement Network Inc., a Delaware corporation (the “Company”), completed its acquisition of all of the outstanding equity interests of Cataneo GmbH, a limited liability company incorporated under the laws of the Federal Republic of Germany (the “Acquisition”), pursuant to the Share Purchase and Transfer Agreement, dated April 30, 2026, by and among the Company, Christian Unterseer, in his individual capacity, CUTV GmbH, a limited liability company incorporated under the laws of the Federal Republic of Germany, Cuneo AG, a stock corporation incorporated under the laws of the Federal Republic of Germany, and GForce 112 GmbH, a limited liability company incorporated under the laws of the Federal Republic of German. This Amendment No. 2 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on June 30, 2026 (the “Original Report”), as amended by the Current Report on Form 8-K/A filed with the SEC on July 1, 2026 (“Amendment No. 1”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were not previously filed with the Original Report.The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only and is not necessarily indicative of the pro forma financial position or results of operations that would have been realized had the Acquisition occurred as of the dates indicated, nor is it meant to be indicative of any anticipated financial position or future results of operations that the Company will experience after the Acquisition. This Current Report on Form 8-K/A should be read in conjunction with the Original Report, as amended by Amendment No. 1, which provides a more complete description of the Acquisition.
Document Period End Date	Jun. 30, 2026
Entity File Number	001-40130
Entity Registrant Name	Brand Engagement Network Inc.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(307)
Local Phone Number	757-3650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $115.00 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ